Organization and Business (Details) - Schedule of Significant Subsidiaries of the Company	12 Months Ended
Dec. 31, 2023
Sky Kingwin Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	British Virgin Islands (“BVI”) Company
Ownership	100.00%
Principle activities	Holding company
Industry Insights Consulting Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	British Virgin Islands (“BVI”) Company
Ownership	100.00%
Principle activities	Holding company
STRATEGIC RESEARCH SOLUTIONS LIMITED [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Hong Kong (“HK”) Limited Company
Ownership	100.00%
Principle activities	Holding company
SKY KINGWIN (HK) LIMITED [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Hong Kong (“HK”) Limited Company
Ownership	100.00%
Principle activities	Holding company
Guangdong Tiancheng Jinhui Enterprise Development Co., Ltd. (formerly known as “Guangdong Tiancheng Education Consulting Co., Ltd.” and “Vipshop (Guangdong) Food Co., Ltd.”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100.00%
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Guangdong Tiancheng Jinhui Enterprise Management Consulting Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100.00%
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Jiangsu Tiancheng Jinhui Enterprise Management Consulting Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100.00%
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Chongqing Tiancheng Jinhui Enterprise Management Consulting Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100.00%
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Shenzhen Jingzhi Information Consulting Co., Ltd. (formerly known as “Shenzhen Goldman Sachs Investment Management Co., Ltd.”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100.00%
Principle activities	Holding company
Shenzhen Zhongshun Trend Information Consulting Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100.00%
Principle activities	Holding company
Shenzhen Zhongtou Business Consulting Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100.00%
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Shenzhen Zhongtou Industry Research Institute Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100.00%
Principle activities	Corporate consulting, corporate business training, advisory and transaction services
Shenzhen Zhongtou Industry Economic Consulting Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	The People’s Republic of China (“PRC”) Company
Ownership	100.00%
Principle activities	Corporate consulting, corporate business training, advisory and transaction services